Income tax expense (Tables)	12 Months Ended
Jun. 30, 2025
Income tax expense
Schedule of income tax expense

(in € thousands)	2023	2024	2025
Total current tax income / (expense)	(3,210)	(411)	(3,253)
Thereof prior year adjustments	(476)	189	252
Thereof other current income tax effects for the period	(2,734)	(600)	(3,504)
Total deferred tax income / (expense)	(2,666)	2,226	(317)
Thereof effects from origination and reversal of temporary balance sheet differences	1,101	61	(338)
Thereof prior year adjustments	(31)	30	195
Thereof effects from (non-) recognition of deferred tax assets on tax losses and interest carried forward	(3,736)	2,135	(175)
Total income tax income (expense)	(5,876)	1,814	(3,570)

Schedule of reconciles the expected income tax expense amount

	Year ended June 30,
(in € thousands)	2023	2024	2025
Income (loss) before tax	(11,142)	(26,725)	573,530
Tax (expense) income based on expected group tax rate	3,091	7,414	(159,097)
Tax effects of:
Non-recognition of interest expenses due to interest cap	—	—	—
Utilization of interest expense carried forward and recognition of related deferred tax assets	—	—	—
Non-deductible expenses (for local taxes)	(92)	(218)	(304)
Other non-deductible expenses & permanent differences	(8,693)	(5,993)	167,289
Tax free income	239	90	(238)
Tax rate difference between group and local tax rates and changes in tax rates	58	64	(2,174)
Prior year adjustments	(507)	53	447
(Non-) recognition on deferred tax assets on tax losses carried forward, utilization of tax losses and tax credits without recognition of deferred tax assets	42	6	(9,211)
Others	(14)	397	(282)
Income tax income (expense)	(5,876)	1,814	(3,570)
Effective total income tax rate (%)	52.7%	(6.8)%	(0.62)%